Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [text block]
The consolidated balances of cash and cash equivalents as of December 31, 2017, 2016 and 2015 are as follows:

	December 31,
	2017	2016	2015
Cash and banks	$15,464,312	9,890,007	4,774,420
Investments with maturities less than three months	623,898	4,771,961	9,246,071
Cash and cash equivalents	16,088,210	14,661,968	14,020,491
Restricted cash	24,058	19,236	25,771
Total cash and cash equivalents and restricted cash	$16,112,268	14,681,204	14,046,262